Operating Leases - Additional Information (Details)		1 Months Ended	6 Months Ended
	Aug. 19, 2023	Jul. 31, 2023 Y Options	Jun. 30, 2023 Options	Jun. 30, 2022
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year			2026
Recife Knutsen
Operating Leases
Current bareboat charter expiration year			2026
Bodil Knutsen
Operating Leases
Fixed term of contract		1 year	1 year
Number of options to extend one year periods			2
Time charter expiration year under options to extend			2024
Bodil Knutsen | Vessel
Operating Leases
Fixed term of contract			2 years
Windsor Knutsen
Operating Leases
Current bareboat charter expiration year			2024
Option to extend term				one-year
Number of options to extend two year periods			2
Number of options to extend one year periods		1
Carmen Knutsen
Operating Leases
Current bareboat charter expiration year			2024
Time charter expiration year under options to extend			2026
Hilda Knutsen
Operating Leases
Current time charter expiration year			2024
Period of notice for termination of agreement			30 days
Torill Knutsen
Operating Leases
Time charter expiration year under options to extend			2023
Dan Cisne
Operating Leases
Current bareboat charter expiration year			2023
Extension period for new time charter contract	100 days
Dan Sabia
Operating Leases
Current bareboat charter expiration year			2024
Ingrid Knutsen
Operating Leases
Fixed term of contract			3 years
Option to extend term			three
Current time charter expiration year			2024
Time charter expiration year under options to extend			2024
Raquel Knutsen
Operating Leases
Current time charter expiration year			2025
Time charter expiration year under options to extend			2030
Tordis Knutsen
Operating Leases
Option to extend term			three-year
Current time charter expiration year			2023
Vigdis Knutsen
Operating Leases
Fixed term of contract			3 years
Current time charter expiration year			2024
Lena Knutsen
Operating Leases
Current time charter expiration year			2023
Brasil Knutsen
Operating Leases
Fixed term of contract			1 year
Option to extend term			one-year
Number of options to extend two year periods		2	2
Current time charter expiration year			2023
Time charter expiration year under options to extend			2025
Anna Knutsen
Operating Leases
Option to extend term			one-year
Number of options to extend one year periods			3
Current time charter expiration year			2024
Tove Knutsen
Operating Leases
Current time charter expiration year			2027
Time charter expiration year under options to extend			2040
Synnve Knutsen
Operating Leases
Current time charter expiration year			2027
Time charter expiration year under options to extend			2042
Minimum | Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract			1 year
Minimum | Brasil Knutsen
Operating Leases
Fixed term of contract			1 year
Maximum | Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract			2 years
Maximum | Brasil Knutsen
Operating Leases
Fixed term of contract			2 years